Annual Total Returns- DWS Multi-Asset Growth Allocation Fund (Class ACS) [BarChart] - Class ACS - DWS Multi-Asset Growth Allocation Fund - Class A	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	11.69%	(2.15%)	11.76%	14.49%	3.98%	(2.48%)	(1.54%)	16.56%	(11.56%)	21.84%